Note 6 - Disclosures to the Statement of Income and Loss - Cost of Research and Development (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Development cost of prototypes	€ 27,632	€ 8,234	€ 2,102
Personnel expenses	11,340	21,652	2,243
Software fees and subscriptions	506	91	44
Professional services	352	267	284
Depreciation and amortization	284	171	78
Other	495	54	186
Cost of research and development	40,609	30,469	4,937
Conversion stock option program (CSOP) [member]
Statement Line Items [Line Items]
Personnel expenses	€ 1,137	€ 17,723	€ 0